UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/01
                                              --------

Check here if Amendment [  ];                   Amendment Number: ___
     This Amendment (Check only one.):          [   ] is a restatement.
                                                [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:        WAKLEY & ROBERTON, INC.
             ----------------------------
Address:     500 - 108TH AVE. NE
             ----------------------------
             SUITE 1770
             ----------------------------
             BELLEVUE, WA  98004
             ----------------------------

Form 13F File Number:    28-06804
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     MARGE JOHNSON
          ------------------
Title:    OFFICE MANAGER
          ------------------
Phone:    (425) 455-4875
          ------------------


Signature, Place, and Date of Signing:

/S/ MARGE JOHNSON               BELLEVUE, WA                 11/08/01
-------------------          --------------------        --------------------
    [Signature]                 [City, State]                 [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

           Form 13F File Number           Name

           28- _________________

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
                                          -------------------------

Form 13F Information Table Entry Total:             52
                                          -------------------------

Form 13F Information Table Value Total:      $  63,052
                                          -------------------------
                                              (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No.      Form 13F File Number                        Name

         ____     28-_____________________                     NONE
                                                     ---------------------------


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                             WAKLEY & ROBERTON, INC.
                               SEPTEMBER 30, 2001

                                                                   Item 4
               Item 1                     Item 2        Item 3    Fair Market   Item 5    Item 6     Item 7            Item 8
           Name of Issuer             Title of Class    CUSIP       Value     Shares of  Investment Managers          Voting
                                                        Number    (X$1,000)   Principal Discretion                   Authority
                                                                               Amount                    a. Sole  b. Shared c. None

MICROSOFT CORP                            Common         59491810    7,269    142,064    Sole      N/A       3,670          138,394
GENERAL ELECTRIC COMPANY                  Common         36960410    4,917    132,175    Sole      N/A         600          131,575
INTERNATIONAL BUSINESS MACHINES           Common         45920010    4,181     45,295    Sole      N/A       1,000           44,295
EXXON MOBILE CORP                         Common        30231G102    3,402     86,334    Sole      N/A       1,000           85,334
INTEL CORP                                Common         45814010    3,241    158,546    Sole      N/A       4,500          154,046
J P MORGAN CHASE & CO COM                 Common        46625H100    2,702     79,120    Sole      N/A       1,050           78,070
MERCK & CO., INC.                         Common         58933110    2,636     39,585    Sole      N/A         250           39,335
JOHNSON & JOHNSON                         Common         47816010    2,069     37,350    Sole      N/A         800           36,550
CITIGROUP INC COM                         Common        172967101    1,775     43,816    Sole      N/A       2,100           41,716
WAL-MART STORES                           Common        931142103    1,621     32,740    Sole      N/A         300           32,440
MCDONALD'S CORPORATION                    Common         58013510    1,603     59,076    Sole      N/A       1,400           57,676
ORACLE CORPORATION                        Common         68389X10    1,514    120,358    Sole      N/A       2,000          118,358
BRISTOL MYERS SQUIBB CO.                  Common         11012210    1,429     25,725    Sole      N/A         200           25,525
ROYAL DUTCH PETROLEUM COMPANY             Common         78025780    1,401     27,875    Sole      N/A         600           27,275
PEPSICO, INC.                             Common         71344810    1,387     28,600    Sole      N/A           0           28,600
COSTCO WHOLESALE                          Common        22160K105    1,373     38,600    Sole      N/A         400           38,200
AMERICAN INTERNATIONAL GRP                Common         26874107    1,302     16,687    Sole      N/A         600           16,087
NASDAQ 100 TR UNIT SER 1                Unit Ser 1      631100104    1,277     44,075    Sole      N/A         650           43,425
AOL TIME WARNER INC COM                   Common        00184A105      965     29,165    Sole      N/A       1,800           27,365
AMERICAN HOME PRODUCTS CORP               Common          2660910      941     16,150    Sole      N/A           0           16,150
BP PLC                                    Common          5562210      896     18,232    Sole      N/A           0           18,232
ALBERTSON'S, INC.                         Common          1310410      885     27,775    Sole      N/A           0           27,775
VERIZON COMMUNICATIONS COM                Common         92343V10      836     15,457    Sole      N/A           0           15,457
US BANCORP DEL COM                        Common        902973304      804     36,245    Sole      N/A         450           35,795
CISCO SYSTEMS INC COM                     Common         17275R10      787     64,597    Sole      N/A         800           63,797
HEWLETT-PACKARD COMPANY                   Common         42823610      785     48,775    Sole      N/A           0           48,775
EMERSON ELECTRIC                          Common        291011104      776     16,500    Sole      N/A         275           16,225
STATE ST CORP                             Common         85747710      728      1,600    Sole      N/A           0            1,600
HOME DEPOT INC COM                        Common        437076102      680     17,725    Sole      N/A           0           17,725
CHEVRON CORPORATION                       Common         16675110      674      7,956    Sole      N/A         100            7,856
MOTOROLA, INC.                            Common         62007610      655     42,000    Sole      N/A           0           42,000
PROCTER & GAMBLE                          Common         74271810      576      7,920    Sole      N/A           0            7,920
AMERICAN EXPRESS                          Common          025816109    535     18,425    Sole      N/A         700           17,725
DELL COMPUTER CORP COM                    Common        247025109      530     28,595    Sole      N/A         250           28,345
TEXAS INSTRS INC COM                      Common        882508104      496     19,875    Sole      N/A           0           19,875
SCHLUMBERGER, LTD.                        Common         80685710      484     10,600    Sole      N/A           0           10,600
SUBTOTAL                                                            58,132                                                        0
PHILLIP MORRIS COS  INC                   Common        718154107      474      9,825    Sole      N/A           0            9,825
PFIZER, INC.                              Common         71708110      454     11,322    Sole      N/A         600           10,722
E M C CORP MASS COM                       Common        268648102      433     36,890    Sole      N/A         500           36,390
MINNESOTA MINING & MFG.                   Common        604059105      433      4,400    Sole      N/A           0            4,400
TEXACO, INC.                              Common         88169410      397      6,100    Sole      N/A           0            6,100
TYCO INTL LTD NEW COM                     Common        902124106      329      7,225    Sole      N/A           0            7,225
ELI LILLY & COMPANY                       Common         53245710      303      3,750    Sole      N/A           0            3,750
BANK OF AMERICA CORP.                     Common          6605010      294      5,033    Sole      N/A           0            5,033
AMGEN INC                                 Common         31162100      257      4,375    Sole      N/A         675            3,700
FEDERAL NATIONAL MORTGAGE ASSN            Common        313586109      240      3,000    Sole      N/A           0            3,000
NOKIA CORP                                Common         65490220      233     14,900    Sole      N/A         700           14,200
VODAFONE AIRTOUCH PLC NEW                 Common         92857W10      233     10,600    Sole      N/A           0           10,600
    SPONSORED ADR
NIKE, INC CL B                            Common        654106103      220      4,700    Sole      N/A           0            4,700
SPDR TR UNIT SER 1                        Common         78462F10      209      2,000    Sole      N/A           0            2,000
CATERPILLAR, INC.                         Common         14912310      206      4,600    Sole      N/A           0            4,600
SBC COMMUNICATIONS, INC..                 Common        78387G103      205      4,354    Sole      N/A           0            4,354

SUBTOTAL                                                             4,920


GRAND TOTAL                                                         63,052

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